Portfolio of Investments
Wanger Select, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.9%
Issuer	Shares	Value ($)
Communication Services 3.5%
Entertainment 3.5%
Roblox Corp., Class A(a)	55,175	4,168,471
Total Communication Services		4,168,471
Consumer Discretionary 19.9%
Diversified Consumer Services 5.1%
Bright Horizons Family Solutions, Inc.(a)	25,050	3,492,471
Chegg, Inc.(a)	36,250	2,465,725
Total		5,958,196
Hotels, Restaurants & Leisure 8.9%
Churchill Downs, Inc.	13,150	3,157,052
Planet Fitness, Inc., Class A(a)	64,389	5,057,756
Wingstop, Inc.	13,895	2,277,807
Total		10,492,615
Internet & Direct Marketing Retail 3.7%
Etsy, Inc.(a)	20,930	4,352,603
Specialty Retail 2.2%
Vroom, Inc.(a),(b)	119,075	2,627,985
Total Consumer Discretionary		23,431,399
Consumer Staples 3.2%
Food & Staples Retailing 3.2%
BJ’s Wholesale Club Holdings, Inc.(a)	68,800	3,778,496
Total Consumer Staples		3,778,496
Energy 1.0%
Oil, Gas & Consumable Fuels 1.0%
Matador Resources Co.	31,160	1,185,327
Total Energy		1,185,327
Financials 2.4%
Banks 0.4%
Lakeland Financial Corp.	5,670	403,931
Capital Markets 2.0%
GCM Grosvenor, Inc., Class A(b)	208,050	2,396,736
Total Financials		2,800,667
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 25.2%
Biotechnology 8.3%
Exact Sciences Corp.(a)	31,625	3,018,606
Horizon Therapeutics PLC(a)	22,100	2,420,834
Intellia Therapeutics, Inc.(a)	13,330	1,788,220
Mirati Therapeutics, Inc.(a)	14,075	2,490,008
Total		9,717,668
Health Care Equipment & Supplies 3.4%
Align Technology, Inc.(a)	6,030	4,012,543
Health Care Providers & Services 3.2%
Amedisys, Inc.(a)	25,350	3,779,685
Health Care Technology 1.8%
Doximity, Inc., Class A(a),(b)	25,975	2,096,182
Life Sciences Tools & Services 8.5%
10X Genomics, Inc., Class A(a)	20,725	3,017,146
Bio-Techne Corp.	6,800	3,295,076
Repligen Corp.(a)	12,890	3,725,081
Total		10,037,303
Total Health Care		29,643,381
Industrials 13.1%
Electrical Equipment 6.7%
Atkor, Inc.(a)	36,592	3,180,577
Plug Power, Inc.(a)	60,925	1,556,024
Shoals Technologies Group, Inc., Class A(a)	54,350	1,515,278
Sunrun, Inc.(a)	36,875	1,622,500
Total		7,874,379
Professional Services 3.1%
CoStar Group, Inc.(a)	43,030	3,703,162
Trading Companies & Distributors 3.3%
SiteOne Landscape Supply, Inc.(a)	19,475	3,884,678
Total Industrials		15,462,219
Information Technology 25.7%
IT Services 2.5%
MongoDB, Inc.(a)	6,095	2,873,853
Wanger Select | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Wanger Select, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 23.2%
Avalara, Inc.(a)	25,190	4,402,456
Bill.com Holdings, Inc.(a)	16,955	4,526,137
Blackline, Inc.(a)	33,425	3,946,156
Cadence Design Systems, Inc.(a)	14,616	2,213,447
Elastic NV(a)	19,984	2,977,416
HubSpot, Inc.(a)	4,959	3,352,730
Trade Desk, Inc. (The), Class A(a)	50,265	3,533,630
Zscaler, Inc.(a)	9,120	2,391,447
Total		27,343,419
Total Information Technology		30,217,272
Materials 2.9%
Chemicals 2.9%
Albemarle Corp.	15,400	3,372,138
Total Materials		3,372,138
Total Common Stocks (Cost $111,483,693)		114,059,370

Securities Lending Collateral 4.4%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.030%(c),(d)	5,136,800	5,136,800
Total Securities Lending Collateral (Cost $5,136,800)		5,136,800

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(c),(e)	861,412	861,326
Total Money Market Funds (Cost $861,326)		861,326
Total Investments in Securities (Cost: $117,481,819)		120,057,496
Obligation to Return Collateral for Securities Loaned		(5,136,800)
Other Assets & Liabilities, Net		2,831,734
Net Assets		117,752,430

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at September 30, 2021. The total market value of securities on loan at September 30, 2021 was $4,903,375.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	736,282	46,230,389	(46,105,345)	—	861,326	—	1,452	861,412
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Wanger Select | Quarterly Report 2021

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